Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Trade and other receivables

7.Trade and other receivables

	2024	2023
Current
Fuel Price stabilization fund (1)	7,622,673	20,505,603
Concessions (2)	4,391,617	4,054,429
Customers
Foreign	4,737,451	4,220,537
Domestic	2,606,216	3,087,463
Related parties (Note 31)	166,631	123,058
Accounts receivable from employees	125,946	106,022
Industrial services	81,000	40,729
Other	1,037,703	1,329,565
	20,769,237	33,467,406
Allowance for doubtful accounts (3)	(343,597)	(156,764)
	20,425,640	33,310,642

Non–current
Concessions (2)	28,269,820	26,323,424
Accounts receivable from employees	709,836	565,914
Related parties (Note 31)	347,326	143,238
Customers
Foreign	86,073	150,033
Domestic	137,764	75,419
Other (4)	3,190,044	3,180,581
	32,740,863	30,438,609
Allowance for doubtful accounts (3) (4)	(604,502)	(657,521)
	32,136,361	29,781,088
(1)	Corresponds to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of motor gasoline current and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative).

The movement of the account receivable from the Fuel Price Stabilization Fund is as follows:

	2024	2023
Opening balance	20,505,603	26,296,870
Settlements for the period (Note 25)	7,525,429	20,531,095
Mobilizations and others	105,678	24,168
Collections (1.1)	(20,514,037)	(4,770,351)
Offsetting (1.2)	—	(21,576,179)
Closing balance	7,622,673	20,505,603

1.1During 2024, the Ministry of Finance and Public Credit paid $20,514,037 (2023 - $4,770,351) to the Ecopetrol Business Group as follows:

●	Payments to Ecopetrol for $16,449,821 (2023 - $2,876,149), corresponding to the settlements of the first, second, third, and fourth quarters of 2023. Payments received in 2024 include $6,305,038 in cash and $10,144,782 in National Government Treasury Bonds (TES).
●	Payments to Refinería de Cartagena for $4,064,216 (2023 - $1,894,202), corresponding to settlement of the first, second, third, and fourth quarters of 2023.
●	Payments received in 2024 include $10,369,254 in cash and $10,144,782 in National Government Treasury Securities (TES).
1.2	During 2023, the Ministry of Finance and Public Credit paid $26,346,530 to the Ecopetrol Business Group as follows;
●	Payments to Ecopetrol for $2,876,149 in cash and $21,576,179 through offsetting with dividends payable to the Ministry of Finance and Public Credit, this operation did not generate cash flows, and its effect implies an increase in the variation in working capital in the cash flow statement of the Ecopetrol Business Group. These payments correspond to the settlements of the second, third and fourth quarters of 2022.
●	Payments to Reficar for $1,894,202 in cash in August 2023, corresponding to settlement of the fourth quarter of 2022.

The recognition of revenue associated with the price differential is detailed in note 25.

(2)	Includes electric power transmission and toll roads concessions.
(3)	Corresponds to the recognition of the Company’s client portfolio that is at risk of non-payment. The credit risk policies applied by the Company are detailed in Note 30.7.
(4)	Corresponds mainly to accounts receivable from the Government of Brazil for employee benefits governed by Law 4819 of 1958 to ISA CTEEP, and crude loan agreements of the Business Group for transportation systems. The balance of these accounts receivable is $2,193,633 (2023: $2,279,637) and the related provision for expected losses established, included in the provision line for expected credit losses, is $367,593 (2023: $407,567), representing a net book value of $1,826,040 (2023: $1,872,070). The administration monitors the progress and developments related to the legal aspect of the matter and continuously evaluates the possible impacts on its consolidated financial statements. The company will continue to comply with the monthly payment in accordance with the law. In addition, the process of collecting these amounts from the Government of the State of Sao Paulo and their recoverability assessment will continue.

The book value of trade and other receivables approximates their fair value.

The changes in the allowance for doubtful accounts for the year ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Opening balance	(814,285)	(906,118)	(750,191)
Additions	(131,731)	(57,895)	(46,690)
Currency translation	(10,421)	111,013	(131,270)
Accounts receivable write–off and uses	8,338	38,715	22,033
Closing balance	(948,099)	(814,285)	(906,118)